Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases is as follows:

(In $ millions)	June 30, 2024	December 31, 2023
Operating leases right-of-use assets	1.4	1.6
Current operating lease liabilities	0.5	0.5
Non-current operating lease liabilities	0.9	1.1

Components of Lease Cost
Components of lease expenses are comprised of the following:

(In $ millions)	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
Rig operating and maintenance expenses	3.3	2.6	6.3	4.9
General and administrative expenses	0.5	0.3	1.0	0.9
Operating lease expense	3.8	2.9	7.3	5.8

Schedule of future minimum revenues to be received under operating leases
The minimum future revenues to be received under the Company's operating leases on its jack-up rigs as of June 30, 2024, are as follows:

(In $ millions)
2024	53.9
2025	106.9
Total minimum contractual future revenues	160.8